Summary of Significant Accounting Policies - Impairment of Long-Lived Assets and Cost Basis Investments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Provisions for impairments	$ 0	$ 0	$ 0
Other-than-temporary impairment of an investment in a private equity partnership pre-tax loss	$ 0	$ 11,000,000	$ 0